The Ohio National Life Insurance Company
Ohio National Variable Account A
Ohio National Variable Account B
Ohio National Variable Account D
ONcore Series of Variable Annuities
Top Series of Variable Annuities
Retirement Advantage
Supplement dated January 5, 2011 to the
Prospectuses dated May 1, 2010, June 29, 2010 and December 31, 2010
The following supplements and amends the prospectuses dated May 1, 2010, June 29, 2010 and December 31, 2010:
Effective January 7, 2011, the ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio is no longer an available investment option.